Equity (Details Textual) (USD $)	12 Months Ended				36 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Oct. 31, 2011	Jun. 20, 2011	Nov. 14, 2008
American Depositary Shares Authorized Maximum							$ 25,000,000	$ 50,000,000
American Depositary Shares Repurchased Shares	9,488,656	3,854,026	13,125,251	2,369,091	19,348,368
American Depositary Shares Repurchased Value	13,400,000				50,000,000
Average Price Per American Depositary Share	$ 1.41				$ 2.58
American Depositary Shares Held By Parent	8,774,987
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Accumulated Legal and Special Reserve	$ 50,750,000					$ 47,297,000